Long-term investments net (Details narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Feb. 28, 2025	Dec. 31, 2024
Impairment for long-term investments	$ 227,130	$ 234,869
Percentage of voting equity interests acquired in business combination			45.00%
Long-term investments, net	106,047,950	7,032,573
Acquisition consideration payable	49,085,500	$ 0		$ 220,200,000
Farmmi International Limited
Percentage of voting equity interests acquired in business combination			45.00%
Purchase Price	99,676,733
Cash consideration transferred			$ 35,000,000
Receivables transferred as consideration			$ 35,000,000
Deferred payment consideration in business combination	$ 29,085,500
Lishui Ganglisen Enterprise Management Co., Ltd
Percentage of Ownership	100.00%
Lishui Senbo Forestry Co., Ltd
Percentage of Ownership	100.00%
Shanghai Zhong Jian Yiting Medical Health Technology
Long-term investments, net	$ 710,000
Equity Method Investee Twenty One | Zhejiang Yili Yuncang Technology Group Co., Ltd
Long-term investments, net	$ 10,000
Equity Method Investment, Ownership Percentage	10.00%